DESCRIPTION OF BUSINESS AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May. 31, 2015	May. 25, 2015	Feb. 28, 2015	Feb. 28, 2014
Description Of Business And Going Concern Details Narrative
Date of incorporation	Mar. 28, 2007		Mar. 28, 2007
State of incorporation	Nevada		Nevada
Common stock issued pursuant to agreement		387
Warrants issued		2,905,568
Value shares and warrants issued		$ 2,130,750
Proceeds from private placement		$ 2,112,750
Going Concern
Accumulated deficit	$ (19,798,056)		$ (18,723,149)	$ (10,727,675)
Net loss	$ (7,995,474)		$ (7,995,474)	$ (5,365,196)